Note 13 - Derivative Financial Instruments - Derivatives Not Designated as Hedging Instruments by Account Type (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Derivative assets		$ 55,030
Derivative liabilities	304,174
Freight Forward Agreements [Member]
Derivative assets		49,350
Interest Rate Swap [Member]
Derivative assets		5,680
Derivative liabilities	$ 304,174